UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2010

Date of fiscal year end:	5/31/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MAY 31, 2010

Prudential Government Securities Money Market Fund

(Formerly known as Dryden Government Securities Trust/Money Market Series)

Fund Type Money market Objectives High current income, preservation of capital, and maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

July 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Government Securities Trust/Money Market Series to the Prudential Government Securities Money Market Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a listing of its holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Government Securities Money Market Fund

Prudential Government Securities Money Market Fund	1

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses: Class A, 0.73% and 0.21%; Class Z, 0.61% and 0.21%, respectively.

Fund Facts as of 5/31/10
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	38 Days	$182.2
Class Z	0.01%	$1.00	38 Days	$32.7
iMoneyNet, Inc. Government & Agency Retail Avg.*	0.01%	N/A	41 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of May 25, 2010, the closest date to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2009, at the beginning of the period, and held through the six-month period ended May 31, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Government Securities Money Market Fund	3

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Securities Money Market Fund		Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.20	0.21%	$1.05
	Hypothetical	$1,000.00	$1,023.88	0.21%	$1.06

Class Z	Actual	$1,000.00	$1,000.20	0.21%	$1.05
	Hypothetical	$1,000.00	$1,023.88	0.21%	$1.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2010, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2010 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)
Federal Home Loan Bank 15.7%
$11,124	0.180%, 6/30/10(c)	$11,122,387
1,900	0.200%, 6/09/10(c)	1,899,916
1,000	0.200%, 7/07/10(c)	999,800
2,000	0.200%, 6/07/10(c)	1,999,933
11,900	0.200%, 7/21/10(c)	11,896,694
900	0.200%, 6/11/10(c)	899,950
5,000	0.430%, 10/05/10	5,002,378

		33,821,058

Federal Home Loan Mortgage Corporation 21.7%
1,000	0.200%, 6/08/10(c)	999,961
4,263	0.200%, 6/21/10(c)	4,262,526
10,000	0.200%, 6/14/10(c)	9,999,278
950	0.220%, 8/04/10(c)	949,629
10,000	0.403%, 1/10/11(c)	9,975,036
10,000	0.464%, 8/24/10(b)	9,999,541
10,443	0.351%, 7/01/10, M.T.N.(b)	10,459,398

		46,645,369

Federal National Mortgage Association 22.8%
10,800	0.184%, 6/02/10(c)	10,799,945
15,000	0.188%, 7/13/10(b)	14,998,836
3,300	0.200%, 6/14/10(c)	3,299,762
19,990	0.200%, 6/23/10(c)	19,987,557

		49,086,100

Other Corporate Obligations 18.6%
5,000	Bank of America NA, FDIC Gtd. Notes, M.T.N. 0.378%, 7/29/10(a)(b)	5,000,000
15,000	Citigroup Funding, Inc., FDIC Gtd. Notes, M.T.N. 0.438%, 7/30/10(a)(b)	15,000,739
5,000	Goldman Sachs Group, Inc., FDIC Gtd. Notes 0.752%, 6/03/10(a)(b)	5,011,439
5,000	0.337%, 6/15/10(a)(b)	5,000,000
10,000	JPMorgan Chase & Co., FDIC Gtd. Notes 0.421%, 7/01/10(a)(b)	10,000,000

		40,012,178

See Notes to Financial Statements.

Prudential Government Securities Money Market Fund	5

Portfolio of Investments

as of May 31, 2010 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)
Repurchase Agreements(d) 21.7%
$20,000	Bank of America Securities LLC, 0.220%, dated 5/28/10, due 6/01/10 in the amount of $20,000,489 (cost $20,000,000)	$20,000,000
20,000	Barclays Capital, Inc., 0.220%, dated 5/28/10, due 6/01/10 in the amount of $20,000,489 (cost $20,000,000)	20,000,000
6,537	HSBC Securities (USA), Inc., 0.200%, dated 5/28/10, due 6/01/10 in the amount of $6,537,145 (cost $6,537,000)	6,537,000

		46,537,000

	Total Investments 100.5% (amortized cost $216,101,705)(e)	216,101,705
	Liabilities in excess of other assets (0.5%)	(1,153,587)

	Net Assets 100.0%	$214,948,118

The following abbreviations are used in the portfolio descriptions:

FDIC—Federal Deposit Insurance Corporation

M.T.N.—Medium Term Note

(a)	FDIC Guaranteed issued under the Temporary Liquidity Guarantee Program.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2010.
(c)	Rate quoted represents yield to maturity as of purchase date.
(d)	Collateralized by U.S. Government Agency and FDIC Guaranteed issuances.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Federal Home Loan Bank	$—	$33,821,058	$—
Federal Home Loan Mortgage Corporation	—	46,645,369	—
Federal National Mortgage Association	—	49,086,100	—
Other Corporate Obligations	—	40,012,178	—
Repurchase Agreements	—	46,537,000	—

Total	$—	$216,101,705	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2010 was as follows:

Federal National Mortgage Association	22.8%
Federal Home Loan Mortgage Corp.	21.7
Repurchase Agreements	21.7
Other Corporate Obligations	18.6
Federal Home Loan Bank	15.7

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

Prudential Government Securities Money Market Fund	7

Statement of Assets and Liabilities

as of May 31, 2010 (Unaudited)

Assets
Investments, at amortized cost which approximates market value:
Investments	$169,564,705
Repurchase Agreements	46,537,000
Cash	969
Receivable for Fund shares sold	587,631
Interest receivable	43,325
Prepaid expenses	1,401

Total assets	216,735,031

Liabilities
Payable for Fund shares reacquired	1,644,749
Accrued expenses	86,155
Affiliated transfer agent fee payable	35,159
Deferred trustees’ fees	14,173
Management fee payable	6,194
Dividends payable	483

Total liabilities	1,786,913

Net Assets	$214,948,118

Net assets were comprised of:
Shares of beneficial interest, at par $.01 per share	$2,149,479
Paid-in capital in excess of par	212,828,451

214,977,930
Accumulated net investment loss	(20,455)
Accumulated net realized loss on investments	(9,357)

Net Assets, May 31, 2010	$214,948,118

Class A
Net asset value, offering price and redemption price per share ($182,229,904 ÷ 182,229,725 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($32,718,214 ÷ 32,718,162 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended May 31, 2010 (Unaudited)

Net Investment Income
Income
Interest	$258,795

Expenses
Management fee	456,099
Transfer agent’s fees and expenses (including affiliated expense of $113,000) (Note 3)	133,000
Distribution fee—Class A	121,185
Custodian’s fees and expenses	27,000
Reports to shareholders	17,000
Registration fees	16,000
Legal fees and expenses	15,000
Audit fee	10,000
Trustees’ fees	10,000
Insurance expenses	4,000
Miscellaneous	4,421

Total expenses	813,705
Less: Management fee waiver (Note 2)	(454,428)
Distribution fee waiver (Note 2)	(121,181)

Net expenses	238,096

Net investment income	20,699

Realized Gain On Investments
Net realized gain on investment transactions	17,314

Net Increase In Net Assets Resulting From Operations	$38,013

See Notes to Financial Statements.

Prudential Government Securities Money Market Fund	9

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$20,699	$608,344
Net realized gain on investment transactions	17,314	43,133

Net increase in net assets resulting from operations	38,013	651,477

Dividends and Distributions (Note 1)
Class A	(32,482)	(594,233)
Class Z	(5,531)	(57,244)

	(38,013)	(651,477)

Fund share transactions(a) (Note 5)
Net proceeds from shares subscribed	131,172,167	304,743,518
Net asset value of shares issued in reinvestment of dividends and distributions	38,392	731,854
Cost of shares reacquired	(175,678,677)	(367,892,997)

Net decrease in net assets from Fund share transactions	(44,468,118)	(62,417,625)

Total decrease	(44,468,118)	(62,417,625)

Net Assets:
Beginning of period	259,416,236	321,833,861

End of period	$214,948,118	$259,416,236

(a)	At $1.00 per share.

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Prudential Government Securities Money Market Fund, a series of Prudential Investment Portfolios 11 (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates fair value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2010, there were no securities valued in accordance with such procedures.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the

Prudential Government Securities Money Market Fund	11

Notes to Financial Statements

(Unaudited) continued

collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the

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Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40% of the Fund’s average daily net assets up to $1 billion, .375% of the average daily net assets between $1 billion and $1.5 billion, and .35% in excess of $1.5 billion. The effective management fee was less than .005% for the six months ended May 31, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensate PIMS at an annual rate of .125% of Class A average daily net assets.

Effective March 1, 2010, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .025%, .05%, .10% and .25% on September 24, 2009, May 6, 2009, March 16, 2009 and February 13, 2009. The waivers are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended May 31, 2010, PI has waived $121,181 of Class A’s distribution and service (12b-1) fees and $454,428 of the Fund’s management fees, respectively. The Fund is not required to reimburse PIMS and PI for the amounts waived.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Prudential Government Securities Money Market Fund	13

Notes to Financial Statements

(Unaudited) continued

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Pruco Securities, LLC (“Pruco”), an affiliate of PI, and Wells Fargo Advisors, LLC (“Wells Fargo”), an affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2010, the Fund incurred approximately $19,800 in total networking fees, of which $18,600 was paid to Pruco (through May 31, 2010) and Wells Fargo (through December 31, 2009). These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Tax Information

As of November 30, 2009, for federal income tax purposes, the Fund had a capital loss carryforward of approximately $27,000 which expires in 2012. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Management has analyzed the Fund’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are available only to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value.

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Transactions in shares of beneficial interest at $1 net asset value per share, for the Fund were as follows:

Class A	Six Months Ended May 31, 2010	Year Ended November 30, 2009
Shares sold	126,471,328	284,808,631
Shares issued in reinvestment of dividends and distributions	32,765	667,522
Shares reacquired	(167,744,391)	(358,845,984)

Net increase (decrease) in shares outstanding	(41,240,298)	(73,369,831)

Class Z
Shares sold	4,700,839	19,934,887
Shares issued in reinvestment of dividends and distributions	5,627	64,332
Shares reacquired	(7,934,286)	(9,047,013)

Net increase (decrease) in shares outstanding	(3,227,820)	10,952,206

Note 6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 7. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Prudential Government Securities Money Market Fund	15

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and realized gain on investment transactions	.000	(e)
Dividends and distributions	(.000	)(e)

Net asset value, end of period	$1.000

Total Return(a):	.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$182,230
Average net assets (000)	$194,428
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.21	%(b)(f)
Expenses, excluding distribution and service (12b-1) fees	.21	%(c)(f)
Net investment income	.02	%(b)(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management and distribution fees waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees would have been .73% for the six months ended May 31, 2010 and .72% for the year ended November 30, 2009. The net investment loss ratio would have been (.51)% for the six months ended May 31, 2010 and (.05)% for the year ended November 30, 2009.
(c)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio excluding distribution and service (12b-1) fees would have been .61% for the six months ended May 31, 2010 and .59% for the year ended November 30, 2009.
(d)	Includes .03% and .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended November 30, 2009 and 2008, respectively.
(e)	Amount represents less than $0.0005.
(f)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2009		2008	2007	2006	2005

$1.000		$1.000	$1.000	$1.000	$1.000

.002		.025	.045	.041	.023
(.002)		(.025)	(.045)	(.041)	(.023)

$1.000		$1.000	$1.000	$1.000	$1.000

.20%		2.46%	4.62%	4.19%	2.30%

$223,470		$296,840	$259,049	$239,311	$232,144
$272,517		$273,729	$248,107	$239,613	$263,276

.46	%(b)	.63%	.74%	.80%	.80%
.44	%(c)	.50%	.61%	.67%	.67%
.20	%(b)	2.43%	4.54%	4.13%	2.29%

See Notes to Financial Statements.

Prudential Government Securities Money Market Fund	17

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended May 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Net investment income and net realized gain on investment transactions	.000	(d)
Dividends and distributions	(.000	)(d)

Net asset value, end of period	$1.000

Total Return(a):	.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,718
Average net assets (000)	$34,243
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.21	%(b)(e)
Expenses, excluding distribution and service (12b-1) fees	.21	%(b)(e)
Net investment income	.02	%(b)(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver. If the investment manager had not waived expenses, the expense ratio including distribution and service (12b-1) fees would have been .61% for the six months ended May 31, 2010 and .59% for the year ended November 30, 2009. The expense ratio excluding distribution and service (12b-1) fees would have been .61% for the six months ended May 31, 2010 and .59% for the year ended November 30, 2009. The net investment income (loss) ratio would have been (.38)% for the six months ended May 31, 2010 and .01% for the year ended November 30, 2009.
(c)	Includes .03% and .01% of the U.S. Treasury Money Market Fund Guarantee Program fee for the years ended November 30, 2009 and 2008, respectively.
(d)	Amount represents less than $0.0005
(e)	Annualized.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Class Z
Year Ended November 30,
2009		2008	2007	2006	2005

$1.000		$1.000	$1.000	$1.000	$1.000

.002		.026	.047	.043	.024
(.002)		(.026)	(.047)	(.043)	(.024)

$1.000		$1.000	$1.000	$1.000	$1.000

.23%		2.59%	4.75%	4.32%	2.43%

$35,946		$24,994	$17,786	$18,116	$19,973
$28,249		$21,970	$18,339	$18,986	$19,996

.44	%(b)	.50%	.61%	.67%	.67%
.44	%(b)	.50%	.61%	.67%	.67%
.19	%(b)	2.49%	4.66%	4.23%	2.49%

See Notes to Financial Statements.

Prudential Government Securities Money Market Fund	19

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Government Securities Money Market Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Government Securities Money Market Fund
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	74441Q104	74441Q302

MF100E2    0182978-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 11

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date: July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date: July 28, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date: July 28, 2010